Summary of Components of Net Unrealized Gains and Losses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Summarizes components of net unrealized gains and losses on available-for-sale securities
Net unrealized gains on available-for-sale securities, before adjustments and taxes	[1]	$ 2,365	$ 1,174
Adjustment to DAC		(478)	(191)
Adjustment to future policy benefits and claims		(103)	(68)
Adjustment to policyholder dividend obligation		(88)	(74)
Deferred federal income tax expense		(593)	(288)
Cumulative effect of adoption of accounting principle	[2]	232
Net unrealized gains on available-for-sale securities		$ 1,335	$ 553

[1]	Includes net unrealized gains of $38 million and $1 million as of December 31, 2017 and 2016, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
[2]	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the stranded tax effects resulting from the Act, as discussed in Note 2.